Provisions and other liabilities - Summary of Movements in Non-current Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 6,883	€ 7,198	€ 7,694
Changes in scope of consolidation	(1)	29	102
Increases in provisions	1,349	1,037	965
Provisions utilized	(522)	(793)	(959)
Reversals of unutilized provisions	(738)	(246)	(171)
Transfers	(154)	(289)	(340)
Net interest related to employee benefits, and unwinding of discount	109	98	121
Unrealized gains and losses	0	0	1
Currency translation differences	50	50	(245)
Actuarial gains and losses on defined-benefit plans	377	(201)	30
Ending balance	7,353	6,883	7,198
Provisions for pensions and other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	3,522	3,959	4,377
Changes in scope of consolidation	(1)	(6)	86
Increases in provisions	213	251	269
Provisions utilized	(285)	(529)	(732)
Reversals of unutilized provisions	(209)	(36)	(18)
Transfers	92	(22)	16
Net interest related to employee benefits, and unwinding of discount	83	70	87
Unrealized gains and losses	0	0	0
Currency translation differences	35	36	(156)
Actuarial gains and losses on defined-benefit plans	377	(201)	30
Ending balance	3,827	3,522	3,959
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	761	750	720
Changes in scope of consolidation	0	(2)	3
Increases in provisions	189	93	163
Provisions utilized	(102)	(101)	(97)
Reversals of unutilized provisions	(3)	(5)	(5)
Transfers	(3)	10	1
Net interest related to employee benefits, and unwinding of discount	5	4	4
Unrealized gains and losses	0	0	0
Currency translation differences	8	12	(39)
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	855	761	750
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	632	514	744
Changes in scope of consolidation	0	0	0
Increases in provisions	393	387	105
Provisions utilized	(3)	(3)	(7)
Reversals of unutilized provisions	(15)	(15)	(42)
Transfers	(411)	(251)	(282)
Net interest related to employee benefits, and unwinding of discount	3	0	3
Unrealized gains and losses	0	0	0
Currency translation differences	1	0	(7)
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	600	632	514
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,968	1,975	1,853
Changes in scope of consolidation	0	37	13
Increases in provisions	554	306	428
Provisions utilized	(132)	(160)	(123)
Reversals of unutilized provisions	(511)	(190)	(106)
Transfers	168	(26)	(75)
Net interest related to employee benefits, and unwinding of discount	18	24	27
Unrealized gains and losses	0	0	1
Currency translation differences	6	2	(43)
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	€ 2,071	€ 1,968	€ 1,975